Note 4 - Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
(
4
)     Inventories

Inventories are stated at the lower of cost or net realizable value using the average cost method. Inventories consisted of the following (in thousands):

	September 30,	December 31,
	2019	2018
Raw materials	$—	$79
Work in process	45	39
Finished goods	—	23
Total	$45	$141

Write downs for excess or expired inventory are based on management’s estimates of forecasted usage of inventories and are included in cost of goods sold. A significant change in the timing or level of demand for certain products as compared to forecasted amounts may
result in recording additional write downs for excess or expired inventory in the future. Charges to cost of goods sold for inventory write-downs, reserve adjustments, scrap, shrinkage and expired inventories totaled approximately
$0,
and
$80,000
for the
three
and
nine
months ended
September 30, 2019,
respectively. Charges to cost of goods sold for inventory write-downs, reserve adjustments, scrap, shrinkage and expired inventories totaled approximately
$13,000,
and
$15,000
for the
three
and
nine
months ended
September 30, 2018,
respectively.

(5)	Inventories

Inventories are stated at the lower of cost or net realizable value using the average cost method. Inventories consist of the following (in thousands):

	December 31,
	2018	2017
Raw materials	$79	$70
Work in process	39	92
Finished goods	23	29
Total	$141	$191

Write downs for excess or expired inventory are based on management’s estimates of forecasted usage of inventories and are included in cost of goods sold. A significant change in the timing or level of demand for certain products as compared to forecasted amounts may
result in recording additional write downs for excess or expired inventory in the future. Charges to cost of goods sold for inventory write-downs, reserve adjustments, scrap, shrinkage and expired inventories totaled approximately
$12,000,
$33,000
and
$52,000
for the years ended
December 31, 2018,
2017
and
2016,
respectively.